Other Operating Gains (Losses), Net (Tables)	6 Months Ended
Jun. 30, 2025
Other Operating Gains (Losses), Net [Abstract]
Schedule of Other Operating Gains (Losses), Net
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Gain (loss) on disposal of assets	$(131)	$(33)	$3,819	$(18)
Other operating gains (losses), net	$(131)	$(33)	$3,819	$(18)